Summary of Status of Options Issued and Changes in Options Outstanding (Detail)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of Shares
Ending Balance	7,027,658
Exercisable	4,975,174
Weighted-Average Exercise Price
Ending Balance | $ / shares	$ 2.57
Exercisable | $ / shares	$ 2.67
Stock Option Plan
Number of Shares
Beginning Balance	7,339,118
Options Granted	73,399
Options Exercised	0
Options Cancelled	(384,859)
Ending Balance	7,027,658
Options vested and expected to vest	7,027,658
Exercisable	4,975,174
Shares available for grant under the 2005 Plan	4,087,657
Weighted-Average Exercise Price
Beginning Balance | $ / shares	$ 2.59
Options Granted | $ / shares	0
Options Exercised | $ / shares	0
Options Cancelled | $ / shares	2.51
Ending Balance | $ / shares	2.57
Options vested and expected to vest | $ / shares	2.57
Exercisable | $ / shares	$ 2.67
Aggregate Intrinsic Value
Beginning Balance | $	$ 0
Options Granted | $	0
Options Exercised | $	0
Options Cancelled | $	0
Ending Balance | $	0
Options vested and expected | $	0
Exercisable | $	$ 0